NOTES PAYABLE	3 Months Ended
Dec. 31, 2011
Debt
Debt Disclosure [Text Block]
Note 4 – NOTES PAYABLE

Related Parties - Shareholder / Officer

The Company previously received funding from a shareholder and officer.  The accounts were closed on December 31, 2010 and no interest has accrued since December 31, 2010.

Johnson Financing

The interest accrued for the nine month period ended December 31, 2011 was $3,898.

Dutro Financing:

The contingent reserve - interest includes all interest accrued on the Dutro Company note and all interest accrued after July 1, 2010 for the Vicki Davis and William Dutro note.  Interest accrued during the nine  month period ended December 31, 2011 was $ 27,168 comprised of Dutro Company - $14,061, Vicki Davis - $9,450 and William Dutro - $3,657. Total contingent reserve - interest for the period ended December 31, 20111is $71,222 comprised of Dutro Company - $45,009, Vicki Davis - $18,900 and William Dutro - $7,313.

Employee Agreement:

The financial statements reflect an accrual of interest on unpaid wages and other compensation in the amount of $93,464 of which $52,032 is accrued during the nine month period ended December 31, 2011.

Other Notes

Individuals – short term

Total interest accrued as of December 31, 2011 was 12,895 of which $5,340 was accrued during the nine month period ended December 31, 2011.

Asher Enterprises, Inc.

The Company entered into multiple financing transactions with Asher Enterprises, Inc. to raise capital for Company operations.  Each transaction was structured as a Convertible Debenture due 9 months after the issue accruing interest at an annual rate of 8%

During the nine month period ended December 31, 2011, Asher Enterprises made 2 elections to convert a total of  $13,000 a portion of the note payable dated  May 26, 2011.

Total interest accrued (without discount amortization) as of December 31, 2011 was $9,542 of which $4,297 was accrued during the nine month period ended December 31, 2011.  The current period interest included as part of  other interest.  Total amortization of discount included as part of interest expenses amounted to $15,065 for the nine month period ended December 31, 2011.  The discount is fully amortized at December 31, 2011.

Mazuma Funding Corp

On June 21, 2010, Mazuma Funding Corp agreed to purchase portions of the outstanding debt of the Company. through various installment transactions. As part of each purchase installment, Mazuma received a convertible note from the Company in the amount of the respective purchase installment.  Mazuma elected to immediately convert the note to common shares of the Company.  The conversion price was agreed at the transaction date.  A discount was provided with the conversion of the stock.  All transactions occurred in the prior year and there is no activity in the fiscal year ended March 31, 2012.

Summary of Interest and Notes Payable

Interest expense	December 31, 2011	December 31, 2010

Sector 10 Holdings, Inc. – Shareholder	$-	$483
Pericles DeAvila – Officer	-	392
Total related party interest expense	-	875
Interest – Johnson	3,898	3,990
Interest – Dutro Group	27,168	27,169
Interest - Employee Group	52,032	28,445
Interest – Other Notes	9,637	9,751
Total interest expense without amortization of discount	92,735	70,230
Interest – Amortization of Discount on Asher Enterprises, Inc. Note(s)	15,065	68,296
Interest – Amortization of Discount on Mazuma Funding Note	-	101,000
Total interest expense	$107,800	$239,526

Note Payable Balance	December 31, 2011	March 31, 2011

Edward Johnson – Johnson Financing	$86,615	$86,615
Patrick Madison – Other Notes	20,000	20,000
Lionel Brown – Other Notes	20,000	20,000
Patricia Fielding – Other Notes	22,000	22,000
Mark Madison – Other Notes	10,000	10,000
Richard Long – Other Notes	17,000	17,000
Asher Enterprises, Inc. – Other Notes	69,500	82,500
Total Note Payable – short term without discount	245,115	258,115
Net Discount on Convertible Notes (Asher)	-	(15,065)
Total Note Payable – short term	$245,115	$243,050

Vicki Davis - Dutro Group	$168,000	$168,000
William Dutro – Dutro Group	65,000	65,000
Dutro Company – Dutro Group	250,000	250,000
Total Note Payable – long term	$483,000	$483,000

Total Notes Payable	$728,115	$726,050

Debt Maturity Schedule

As of December 31, 2011, the annual maturities for notes payable is scheduled as follows:

Fiscal Year	Amount

March 31, 2012	$245,115
March 31, 2013	$0
March 31, 2014	$0
March 31, 2015	$483,000

Total	$728,115